Financial Instruments and Financial Risk Management - Schedule of Certain Data Regarding U.S. Dollar Exchange Rates (Details) - 12 months ended Dec. 31, 2025	kr / shares	₪ / shares
2023 [Member]
Schedule of Certain Data Regarding U.S. Dollar Exchange Rates [Line Items]
Exchange rate, per share | (per share)	kr 10.0416	₪ 3.627
2024 [Member]
Schedule of Certain Data Regarding U.S. Dollar Exchange Rates [Line Items]
Exchange rate, per share | (per share)	10.99818	3.647
2025 [Member]
Schedule of Certain Data Regarding U.S. Dollar Exchange Rates [Line Items]
Exchange rate, per share | (per share)	kr 9.20133	₪ 3.19